THE EBI FUNDS, INC.

         SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 1995
           (as previously supplemented October 1, 1995
                      and October 25, 1995)
                   Effective December 11, 1995


The prospectus is hereby supplemented with the following:

Effective at 4:00 p.m. Monday, December 11, 1995, shares of the
Relative Return Bond Portfolio are no longer offered for sale.